Accounts Receivable, Net - Allowance for Doubtful Receivables (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Balance at beginning of period	$ 0	$ 0	$ (49)
Charges to costs and expenses	(1,495)	0	0
Amount utilized	0	0	49
Balance at end of period	$ (1,495)	$ 0	$ 0